Taxation	12 Months Ended
Dec. 31, 2021
Taxation [Abstract]
Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statements of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2021, 2020 and 2019, the Group filed a consolidated U.S. federal income tax return which included all subsidiaries in which the Company owned greater than 80 percent of the vote and value. For the years ended December 31, 2021, 2020 and 2019, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Company owned greater than 50 percent of the vote and value. The remaining subsidiaries file separate U.S. tax returns.
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Income/(loss) for the year	(62,709)	4,568	366,065
Income tax expense/(benefit)	3,756	14,401	112,409
Income/(loss) before taxes	(58,953)	18,969	478,474
Recognized income tax expense/(benefit):

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Federal	22,138	21,796	—
Foreign	—	—	—
State	109	—	—
Total current income tax expense/(benefit)	22,247	21,796	—
Federal	(15,416)	(7,349)	83,776
Foreign	—	—	—
State	(3,075)	(46)	28,633
Total deferred income tax expense/(benefit)	(18,491)	(7,395)	112,409
Total income tax expense/(benefit), recognized	3,756	14,401	112,409
The tax expense was $3.8 million, $14.4 million and $112.4 million in 2021, 2020 and 2019 respectively. The decrease in tax expense is primarily the result of the decrease in profit before tax in entities in the U.S. Federal and Massachusetts consolidated return groups of the Company.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2021		2020		2019
As of December 31	$000s	%	$000s	%	$000s	%
US federal statutory rate	(12,380)	21.00	3,984	21.00	97,183	21.00
Effects of state tax rate in U.S.	(4,484)	7.61	1,844	9.72	22,111	4.78
R&D and orphan drug tax credits	(5,056)	8.58	(5,642)	(29.74)	(6,321)	(1.37)
Non deductible share based payment expenses	555	(0.94)	327	1.73	433	0.09
Finance income/(costs) – fair value accounting	(2,017)	3.42	919	4.84	3,725	0.80
Loss with respect to associate for which no deferred tax asset is recognized	11,542	(19.58)	—	—	—	—
Transaction Costs	309	(0.52)	361	1.91	—	—
Interest Expense	217	(0.37)	(2,258)	(11.91)	1,030	0.22
Executive Compensation	746	(1.27)	827	4.36	—	—
Deconsolidation adjustments	—	0.00	—	—	(13,658)	(2.95)
Recognition of deferred tax assets and tax benefits not previously recognized	(414)	0.70	—	—	(6,251)	(1.35)
Current year losses for which no deferred tax asset is recognized	14,375	(24.38)	13,948	73.53	14,514	3.14
Other	363	(0.62)	91	0.48	(356)	(0.06)
	3,756	(6.37)	14,401	75.92	112,409	24.29
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2021 $000s	2020 $000s
As of December 31
Operating tax losses	46,982	39,901
Tax credits	10,673	10,805
Share-based payments	7,265	5,429
Deferred revenue	—	358
Investment in Associates	11,542	—
Lease Liability	8,969	9,657
Other temporary differences	2,665	2,078
Deferred tax assets	88,096	68,228
Investments held at fair value	(96,804)	(120,676)
ROU asset	(4,667)	(5,491)
Fixed assets	(3,547)	(3,588)
Other temporary differences	—	(27)
Deferred tax liabilities	(105,018)	(129,782)
Deferred tax assets (liabilities), net	(16,922)	(61,554)
Deferred tax liabilities, net, recognized	(89,765)	(108,626)
Deferred tax assets, net, recognized	—	—
Deferred tax assets (liabilities), net, not recognized	72,843	47,072
We have recognized deferred tax assets related to entities in the U.S. Federal and Massachusetts consolidated return groups due to future reversals of existing taxable temporary differences that will be sufficient to recover the net deferred tax assets. Our unrecognized deferred tax assets of $72.8 million are primarily related to tax credit, loss carryforwards and deductible temporary differences in subsidiaries outside the U.S. Federal and Massachusetts consolidated return groups. Such deferred tax assets have not been recognized because it is not probable that future taxable profits will be available to support their realizability. The unrecognized deferred tax assets, to a lesser extent, also relate to unrecognized deferred tax assets with respect to an investment in an associate since the Group does not believe it is probable that such tax benefits will be realized in the foreseeable future.
There was movement in deferred tax recognized, which impacted income tax expense by approximately $18.5 million benefit, primarily related to changes in the value of investments. The Company sold a portion of its stock in Karuna during 2021 and was able to partially offset its gains by using various attributes (i.e. net operating losses, research and development credits, etc.) resulting in current tax expense of $22.2 million.
Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2021 $000s		2020 $000s
As of December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible Temporary Difference	59,925	16,224	7,997	1,679
Tax Losses	215,425	46,982	169,731	36,273
Tax Credits	9,636	9,636	9,120	9,120
Total	284,986	72,843	186,848	47,072
Tax Losses and tax credits carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized

As of December 31	2021 $000s		2020 $000s

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	19,735	4,343	12,530	2,760
More than 10 years	47,937	11,611	55,312	12,117
Available Indefinitely	147,753	31,028	101,889	21,397
Total	215,425	46,982	169,731	36,273
Tax credits expiring:
Within 10 years	4	4	13	13
More than 10 years	9,632	9,632	9,107	9,107
Available indefinitely	—	—	—	—
Total	9,636	9,636	9,120	9,120
The Group had U.S. federal net operating losses carry forwards (“NOLs”) of approximately $215.4 million, $169.7 million and $243.0 million as of December 31, 2021, 2020 and 2019, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $147.8 million which is not subject to expiration. The Group had U.S. Federal research and development tax credits of approximately $3.9 million, $3.9 million and $7.4 million as of December 31, 2021, 2020 and 2019, respectively, which are available to offset future taxes that expire at various dates through 2041. The Group also had Federal Orphan Drug credits of approximately $5.7 million and $5.2 million as of December 31, 2021, and 2020, which are available to offset future taxes that expire at various dates through 2041. A portion of these Federal NOLs and credits can only be used to offset the profits from the Company’s subsidiaries who file separate Federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Group had Massachusetts net operating losses carry forwards (“NOLs”) of approximately $27.9 million, $67.4 million and $273.0 million for the years ended December 31, 2021, 2020 and 2019, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. The Group had Massachusetts research and development tax credits of approximately $1.3 million, $2.1 million and $1.6 million for the years ended December 31, 2021, 2020 and 2019, respectively, which are available to offset future taxes and expire at various dates through 2036. These NOLs and credits are subject to review and possible adjustment by the Massachusetts Department of Revenue.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company notes that a 382 analysis was performed through December 31, 2021. The results of this analysis concluded that certain net operating losses were subject to limitation under Section 382 of the Internal Revenue Code. None of the Company’s tax attributes which are subject to a restrictive Section 382 limitation have been recognized in the financial statements.
Tax Balances
The current tax related balances are presented in the Statement of Financial Position as follows:

As of December 31	2021 $000s	2020 $000s
Income tax receivable - current	4,514	—
Trade and Other Payables	(57)	(1,260)
Uncertain Tax Positions
The Company has no uncertain tax positions as of December 31, 2021. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.